Statements of comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,126	$ 1,035	$ 1,685
Parent Company
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,424	$ 1,223	$ 1,685